Securities - Summary of Contractual Maturities of the Carrying Values of Financial Instruments Held (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of financial assets [line items]
Securities	$ 275,814	$ 249,004
Cost/Amortized cost	81,756	57,367
U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	38,523	20,787
Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	7,336	4,254
Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	2,418	2,709
Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	19,041	17,655
Equities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	276	248
Total carrying value of securities [member]
Disclosure of financial assets [line items]
Securities	275,814	249,004
Trading Securities [member]
Disclosure of financial assets [line items]
Securities	136,071	146,534
Trading Securities [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	27,347	31,411
Trading Securities [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	36,581	41,692
Trading Securities [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	6,465	6,496
Trading Securities [member] | Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Securities	39	482
Trading Securities [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Securities	528	1,335
Trading Securities [member] | Corporate debt and other debt [member] | Bankers' acceptances [member]
Disclosure of financial assets [line items]
Securities	292	433
Trading Securities [member] | Corporate debt and other debt [member] | Certificates of deposit [member]
Disclosure of financial assets [line items]
Securities	111	1,070
Trading Securities [member] | Corporate debt and other debt [member] | Other [member]
Disclosure of financial assets [line items]
Securities	21,091	22,162
Trading Securities [member] | Trading Equity Securities [member]
Disclosure of financial assets [line items]
Securities	43,617	41,453
Securities measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	81,756	57,367
Fair value	81,920	57,686
Securities measured at fair value through other comprehensive income [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	38,523	20,787
Fair value	$ 38,524	$ 20,876
Yield	1.70%	2.50%
Securities measured at fair value through other comprehensive income [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 7,336	$ 4,254
Fair value	$ 7,345	$ 4,251
Yield	2.00%	2.30%
Securities measured at fair value through other comprehensive income [member] | Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 2,418	$ 2,709
Fair value	$ 2,370	$ 2,702
Yield	1.20%	2.70%
Securities measured at fair value through other comprehensive income [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 8,363	$ 8,181
Fair value	$ 8,268	$ 8,149
Yield	1.40%	3.20%
Securities measured at fair value through other comprehensive income [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 19,041	$ 17,655
Fair value	$ 19,114	$ 17,690
Yield	1.50%	1.90%
Securities measured at fair value through other comprehensive income [member] | Canadian government debt, Federal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 2,562	$ 655
Fair value	$ 2,541	$ 657
Yield	1.40%	1.70%
Securities measured at fair value through other comprehensive income [member] | Provincial and municipal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 3,237	$ 2,878
Fair value	$ 3,233	$ 2,898
Yield	2.20%	2.80%
Securities measured at fair value through other comprehensive income [member] | Equities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 276	$ 248
Fair value	525	463
Securities measured at amortized cost [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	57,823	44,784
Fair value	58,627	45,104
Securities measured at amortized cost [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	20,163	14,006
Securities measured at amortized cost [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	22,313	16,663
Securities measured at amortized cost [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	6,866	5,317
Securities measured at amortized cost [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	160	625
Securities measured at amortized cost [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	8,321	8,173
Within 3 months [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Securities	12,007	13,060
Within 3 months [member] | Trading Securities [member]
Disclosure of financial assets [line items]
Securities	4,034	6,030
Within 3 months [member] | Trading Securities [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	2,301	1,974
Within 3 months [member] | Trading Securities [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	559	771
Within 3 months [member] | Trading Securities [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	56	538
Within 3 months [member] | Trading Securities [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Securities	3	359
Within 3 months [member] | Trading Securities [member] | Corporate debt and other debt [member] | Bankers' acceptances [member]
Disclosure of financial assets [line items]
Securities	65	433
Within 3 months [member] | Trading Securities [member] | Corporate debt and other debt [member] | Certificates of deposit [member]
Disclosure of financial assets [line items]
Securities	2	586
Within 3 months [member] | Trading Securities [member] | Corporate debt and other debt [member] | Other [member]
Disclosure of financial assets [line items]
Securities	1,048	1,369
Within 3 months [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	4,721	3,398
Fair value	4,724	3,399
Within 3 months [member] | Securities measured at fair value through other comprehensive income [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	1,772	1,597
Fair value	$ 1,775	$ 1,598
Yield	0.10%	2.10%
Within 3 months [member] | Securities measured at fair value through other comprehensive income [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 274	$ 236
Fair value	$ 274	$ 236
Yield	1.70%	1.20%
Within 3 months [member] | Securities measured at fair value through other comprehensive income [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost		$ 1
Within 3 months [member] | Securities measured at fair value through other comprehensive income [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 2,670	1,564
Fair value	$ 2,670	$ 1,565
Yield	0.90%	1.40%
Within 3 months [member] | Securities measured at fair value through other comprehensive income [member] | Provincial and municipal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 5
Fair value	$ 5
Yield	4.50%
Within 3 months [member] | Securities measured at amortized cost [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 3,249	$ 3,631
Fair value	3,252	3,631
Within 3 months [member] | Securities measured at amortized cost [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	438	682
Within 3 months [member] | Securities measured at amortized cost [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	8	297
Within 3 months [member] | Securities measured at amortized cost [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	2,178	2,252
Within 3 months [member] | Securities measured at amortized cost [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	625	400
3 months to 1 year [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Securities	164
3 months to 1 year [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Securities	42,440	33,272
3 months to 1 year [member] | Trading Securities [member]
Disclosure of financial assets [line items]
Securities	16,157	23,024
3 months to 1 year [member] | Trading Securities [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	7,004	11,265
3 months to 1 year [member] | Trading Securities [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	4,532	7,122
3 months to 1 year [member] | Trading Securities [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	695	1,418
3 months to 1 year [member] | Trading Securities [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Securities		63
3 months to 1 year [member] | Trading Securities [member] | Corporate debt and other debt [member] | Bankers' acceptances [member]
Disclosure of financial assets [line items]
Securities	227
3 months to 1 year [member] | Trading Securities [member] | Corporate debt and other debt [member] | Certificates of deposit [member]
Disclosure of financial assets [line items]
Securities	63	383
3 months to 1 year [member] | Trading Securities [member] | Corporate debt and other debt [member] | Other [member]
Disclosure of financial assets [line items]
Securities	3,472	2,773
3 months to 1 year [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	18,932	4,494
Fair value	18,944	4,499
3 months to 1 year [member] | Securities measured at fair value through other comprehensive income [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	9,736	1,085
Fair value	$ 9,739	$ 1,087
Yield	1.70%	1.80%
3 months to 1 year [member] | Securities measured at fair value through other comprehensive income [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 2,288	$ 178
Fair value	$ 2,289	$ 178
Yield	2.40%	2.10%
3 months to 1 year [member] | Securities measured at fair value through other comprehensive income [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 5,796	$ 3,222
Fair value	$ 5,801	$ 3,225
Yield	1.60%	1.90%
3 months to 1 year [member] | Securities measured at fair value through other comprehensive income [member] | Canadian government debt, Federal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 204	$ 5
Fair value	$ 204	$ 5
Yield	1.40%	1.10%
3 months to 1 year [member] | Securities measured at fair value through other comprehensive income [member] | Provincial and municipal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 908	$ 4
Fair value	$ 911	$ 4
Yield	1.30%	4.80%
3 months to 1 year [member] | Securities measured at amortized cost [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 7,339	$ 5,749
Fair value	7,392	5,822
3 months to 1 year [member] | Securities measured at amortized cost [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	1,862	1,978
3 months to 1 year [member] | Securities measured at amortized cost [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	787	478
3 months to 1 year [member] | Securities measured at amortized cost [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	2,045	1,431
3 months to 1 year [member] | Securities measured at amortized cost [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	1	9
3 months to 1 year [member] | Securities measured at amortized cost [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	2,644	1,853
1 to 5 years [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Securities	78,870	68,083
1 to 5 years [member] | Trading Securities [member]
Disclosure of financial assets [line items]
Securities	27,248	27,246
1 to 5 years [member] | Trading Securities [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	6,054	7,783
1 to 5 years [member] | Trading Securities [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	12,546	8,601
1 to 5 years [member] | Trading Securities [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	3,010	2,211
1 to 5 years [member] | Trading Securities [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Securities	82	308
1 to 5 years [member] | Trading Securities [member] | Corporate debt and other debt [member] | Certificates of deposit [member]
Disclosure of financial assets [line items]
Securities	35	75
1 to 5 years [member] | Trading Securities [member] | Corporate debt and other debt [member] | Other [member]
Disclosure of financial assets [line items]
Securities	5,521	8,268
1 to 5 years [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	26,303	21,355
Fair value	26,356	21,359
1 to 5 years [member] | Securities measured at fair value through other comprehensive income [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	8,777	3,290
Fair value	$ 8,779	$ 3,294
Yield	1.10%	2.00%
1 to 5 years [member] | Securities measured at fair value through other comprehensive income [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 4,773	$ 3,839
Fair value	$ 4,781	$ 3,836
Yield	1.80%	2.40%
1 to 5 years [member] | Securities measured at fair value through other comprehensive income [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 10	$ 8
Fair value	$ 10	$ 8
Yield	1.40%	3.20%
1 to 5 years [member] | Securities measured at fair value through other comprehensive income [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 10,425	$ 12,668
Fair value	$ 10,466	$ 12,673
Yield	1.50%	2.00%
1 to 5 years [member] | Securities measured at fair value through other comprehensive income [member] | Canadian government debt, Federal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 1,689	$ 596
Fair value	$ 1,690	$ 595
Yield	1.40%	1.40%
1 to 5 years [member] | Securities measured at fair value through other comprehensive income [member] | Provincial and municipal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 629	$ 954
Fair value	$ 630	$ 953
Yield	2.70%	2.70%
1 to 5 years [member] | Securities measured at amortized cost [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 25,266	$ 19,478
Fair value	25,663	19,628
1 to 5 years [member] | Securities measured at amortized cost [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	16,044	9,831
1 to 5 years [member] | Securities measured at amortized cost [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	1,615	1,680
1 to 5 years [member] | Securities measured at amortized cost [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	2,643	1,634
1 to 5 years [member] | Securities measured at amortized cost [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	159	616
1 to 5 years [member] | Securities measured at amortized cost [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	4,805	5,717
5 to 10 years [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Securities	22,199	24,698
5 to 10 years [member] | Trading Securities [member]
Disclosure of financial assets [line items]
Securities	11,482	15,895
5 to 10 years [member] | Trading Securities [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	3,569	1,778
5 to 10 years [member] | Trading Securities [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	4,134	9,537
5 to 10 years [member] | Trading Securities [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	584	1,466
5 to 10 years [member] | Trading Securities [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Securities	181	267
5 to 10 years [member] | Trading Securities [member] | Corporate debt and other debt [member] | Certificates of deposit [member]
Disclosure of financial assets [line items]
Securities	7	20
5 to 10 years [member] | Trading Securities [member] | Corporate debt and other debt [member] | Other [member]
Disclosure of financial assets [line items]
Securities	3,007	2,827
5 to 10 years [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	7,085	5,110
Fair value	7,057	5,125
5 to 10 years [member] | Securities measured at fair value through other comprehensive income [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	2,227	829
Fair value	$ 2,237	$ 844
Yield	2.60%	2.90%
5 to 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 1	$ 1
Fair value	$ 1	$ 1
Yield	3.60%	3.80%
5 to 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 192	$ 206
Fair value	$ 189	$ 205
Yield	1.20%	3.00%
5 to 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 4,294	$ 3,982
Fair value	$ 4,247	$ 3,972
Yield	1.40%	3.20%
5 to 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 92	$ 79
Fair value	$ 106	$ 89
Yield	2.10%	2.00%
5 to 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Canadian government debt, Federal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 272
Fair value	$ 269
Yield	1.20%
5 to 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Provincial and municipal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 7	$ 13
Fair value	$ 8	$ 14
Yield	4.30%	4.50%
5 to 10 years [member] | Securities measured at amortized cost [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 3,660	$ 3,678
Fair value	3,798	3,746
5 to 10 years [member] | Securities measured at amortized cost [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	1,819	1,515
5 to 10 years [member] | Securities measured at amortized cost [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	1,622	2,018
5 to 10 years [member] | Securities measured at amortized cost [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	219	145
Over 10 years [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Securities	76,156	67,975
Over 10 years [member] | Trading Securities [member]
Disclosure of financial assets [line items]
Securities	33,533	32,886
Over 10 years [member] | Trading Securities [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	8,419	8,611
Over 10 years [member] | Trading Securities [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	14,810	15,661
Over 10 years [member] | Trading Securities [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	2,120	863
Over 10 years [member] | Trading Securities [member] | Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Securities	39	482
Over 10 years [member] | Trading Securities [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Securities	98	338
Over 10 years [member] | Trading Securities [member] | Corporate debt and other debt [member] | Certificates of deposit [member]
Disclosure of financial assets [line items]
Securities	4	6
Over 10 years [member] | Trading Securities [member] | Corporate debt and other debt [member] | Other [member]
Disclosure of financial assets [line items]
Securities	8,043	6,925
Over 10 years [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	24,439	22,762
Fair value	24,314	22,841
Over 10 years [member] | Securities measured at fair value through other comprehensive income [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	16,011	13,986
Fair value	$ 15,994	$ 14,053
Yield	2.20%	2.70%
Over 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 2,226	$ 2,503
Fair value	$ 2,181	$ 2,497
Yield	1.20%	2.70%
Over 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 4,059	$ 4,190
Fair value	$ 4,011	$ 4,169
Yield	1.40%	3.10%
Over 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 58	$ 122
Fair value	$ 71	$ 138
Yield	2.40%	3.10%
Over 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Canadian government debt, Federal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 397	$ 54
Fair value	$ 378	$ 57
Yield	1.40%	4.20%
Over 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Provincial and municipal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 1,688	$ 1,907
Fair value	$ 1,679	$ 1,927
Yield	2.60%	2.80%
Over 10 years [member] | Securities measured at amortized cost [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 18,309	$ 12,248
Fair value	18,522	12,277
Over 10 years [member] | Securities measured at amortized cost [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	18,281	12,190
Over 10 years [member] | Securities measured at amortized cost [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	28	58
With no specific maturity [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Securities	44,142	41,916
With no specific maturity [member] | Trading Securities [member]
Disclosure of financial assets [line items]
Securities	43,617	41,453
With no specific maturity [member] | Trading Securities [member] | Trading Equity Securities [member]
Disclosure of financial assets [line items]
Securities	43,617	41,453
With no specific maturity [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	276	248
Fair value	525	463
With no specific maturity [member] | Securities measured at fair value through other comprehensive income [member] | Equities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	276	248
Fair value	$ 525	$ 463